Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Initial Report is being filed to disclose in greater detail the Storage & Services Agreement, Crude Oil & Hydrocarbon Feedstock Supply Agreement and Products Offtake Agreement (collectively, the “Additional Agreements”), each as described in greater detail below, and to file such agreements as exhibits to this filing.
Document Period End Date	Apr. 01, 2022
Entity File Number	001-11476
Entity Registrant Name	VERTEX ENERGY, INC.
Entity Central Index Key	0000890447
Entity Tax Identification Number	94-3439569
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1331 Gemini Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77058
City Area Code	(866)
Local Phone Number	660-8156
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	VTNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false